UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                   811-3481

General Municipal Money Market Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund

August 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.9%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--2.2%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation and LOC;
National Rural Utilities
Cooperative Finance
Corporation)		2.85	11/16/09	6,000,000	6,000,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		0.89	9/7/09	12,500,000 a,b	12,500,000

Arizona--2.1%
Phoenix Improvement Corporation,
Wastewater System Revenue, CP
(LOC; Bank of America)		0.40	9/14/09	7,000,000	7,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)		0.57	9/17/09	5,000,000	5,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells

Fargo Bank)	0.45	9/21/09	5,000,000	5,000,000

California--.6%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	5,000,000	5,000,000

Colorado--3.8%
Colorado Educational and Cultural
Facilities Authority,
Education Revenue (Vail
Mountain School Project) (LOC;
Key Bank)	2.50	9/7/09	5,800,000 a	5,800,000
Colorado Housing Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.40	9/7/09	12,500,000 a	12,500,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	0.70	9/7/09	13,000,000 a	13,000,000

Connecticut--.6%
New Haven,
GO Notes, BAN	1.25	2/15/10	5,000,000	5,008,973

Delaware--.5%
Delaware Economic Development
Authority, IDR (V&S
Galvanizing LLC Project) (LOC;
Key Bank)	2.75	9/7/09	4,490,000 a	4,490,000

District of Columbia--3.3%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.27	9/7/09	9,205,000 a,b	9,205,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.43	12/9/09	10,000,000	10,000,000
Metropolitan Washington Airports

Authority, Airport System
Revenue (LOC; Wachovia Bank)	0.38	9/7/09	8,000,000 a	8,000,000

Florida--9.5%
Brevard County Health Facilities
Authority, Revenue, Refunding
(Retirement Housing Foundation
Obligated Group - Courtenay
Springs Village) (LOC; KBC
Bank)	0.28	9/7/09	6,400,000 a	6,400,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.50	9/7/09	10,000,000 a,b	10,000,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.36	9/7/09	11,055,000 a	11,055,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.45	9/10/09	10,000,000	10,000,000
Greater Orlando Aviation
Authority, Airport Facilities
Revenue, CP (LOC: Bayerische
Landesbank, State Street Bank
and Trust Co. and Westdeutsche
Landesbank)	0.85	9/2/09	15,000,000	15,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (LOC;
SunTrust Bank)	1.30	9/7/09	5,000,000 a	5,000,000
Miami-Dade County Educational
Facilities Authority, Revenue
(Florida International
University Foundation Project)
(LOC; SunTrust Bank)	1.40	9/7/09	8,820,000 a	8,820,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	1.85	9/7/09	11,900,000 a	11,900,000

Georgia--9.3%
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit
Locale)	1.65	9/7/09	15,000,000 a	15,000,000
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project) (LOC; SunTrust
Bank)	1.40	9/7/09	15,000,000 a	15,000,000
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC;
SunTrust Bank)	1.40	9/7/09	11,000,000 a	11,000,000
Fulton County,
General Fund TAN	1.00	12/31/09	10,000,000	10,022,600
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.50	9/7/09	15,000,000 a,b	15,000,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.28	9/7/09	9,900,000 a	9,900,000

Illinois--2.0%
Chicago O'Hare International
Airport, Special Facility
Revenue (O'Hare Technical
Center II Project) (LOC;
ABN-AMRO)	0.60	9/7/09	4,000,000 a	4,000,000
Illinois Health Facilities
Authority, Revenue, Refunding
(Lutheran Home and Services)
(LOC; Fifth Third Bank)	2.05	9/7/09	12,635,000 a	12,635,000

Indiana--1.2%
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.29	9/7/09	10,000,000 a,b	10,000,000

Kansas--1.4%
Atchison,
Industrial Revenue
(StressCrete, Inc.) (LOC; Key
Bank)	2.70	9/7/09	5,425,000 a	5,425,000
Mission,
MFHR, Refunding (The Falls
Apartments Project) (LOC; FNMA)	0.41	9/7/09	6,000,000 a	6,000,000

Kentucky--3.1%
Georgetown,
Industrial Building Revenue,
Refunding (Georgetown College
Project) (LOC; Fifth Third
Bank)	1.85	9/7/09	25,700,000 a	25,700,000

Louisiana--1.4%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.77	9/7/09	10,000,000 a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; Bank One)	0.82	9/7/09	1,300,000 a	1,300,000

Maryland--4.9%
Chestertown,
EDR, Refunding (Washington
College Project) (LOC; RBS
Citizens NA)	2.00	9/7/09	6,900,000 a	6,900,000
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Liquidity Facility;
State Street Bank and Trust
Co.)	0.37	9/7/09	13,500,000 a	13,500,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	0.49	9/7/09	3,380,000 a	3,380,000

Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System)
(Liquidity Facility; Bank of
America)	0.40	12/10/09	14,045,000	14,045,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	0.49	9/7/09	3,040,000 a	3,040,000

Michigan--12.0%
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	10/19/09	10,000,000	10,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	12/2/09	22,600,000	22,600,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	12/3/09	7,000,000	7,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.36	9/7/09	16,200,000 a	16,200,000
Michigan Housing Development
Authority, SFMR (Liquidity
Facility; Barclays Bank PLC)	0.25	9/7/09	14,900,000 a	14,900,000
Michigan Housing Development
Authority, SFMR (Liquidity
Facility; Barclays Bank PLC)	0.25	9/7/09	8,700,000 a	8,700,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	0.75	9/7/09	9,235,000 a	9,235,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine Inc.
Project) (LOC; Comerica Bank)	0.75	9/7/09	10,000,000 a	10,000,000

Minnesota--1.7%
Minnesota Housing Finance Agency,

Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	0.33	9/7/09	14,135,000 a	14,135,000

Missouri--1.7%
Missouri Board of Public
Buildings, State Building
Special Obligation Bonds,
Refunding	5.50	12/1/09	2,925,000	2,962,186
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.40	9/3/09	6,481,000	6,481,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue, CP (Cox
Hospital) (LOC; Bank of Nova
Scotia)	0.30	10/2/09	5,000,000	5,000,000

Nebraska--1.8%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citibank NA)	0.44	9/7/09	15,000,000 a,b	15,000,000

Nevada--1.9%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.45	10/15/09	16,000,000	16,000,000

New Hampshire--.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	2.00	9/7/09	7,000,000 a	7,000,000

New Jersey--5.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,

Refunding (LOC; Dexia Credit
Locale)	0.55	9/7/09	25,000,000 a	25,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	0.55	9/7/09	20,000,000 a	20,000,000

New York--3.0%
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	10,000,000	10,053,059
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.17	9/7/09	15,000,000 a	15,000,000

North Carolina--1.4%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.27	9/7/09	4,865,000 a,b	4,865,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.55	9/7/09	3,800,000 a	3,800,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	0.58	9/7/09	3,055,000 a	3,055,000

North Dakota--.9%
Mercer County,
PCR, CP (Basin Electric Power
Cooperative)	0.40	9/24/09	7,500,000	7,500,000

Ohio--1.5%
Lima,
HR (Lima Memorial Hospital

Project) (LOC; Bank One)	0.27	9/7/09	1,900,000 a	1,900,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.15	9/2/09	10,000,000	10,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	0.77	9/7/09	595,000 a	595,000

Pennsylvania--2.9%
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	0.43	9/7/09	15,000,000 a	15,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.30	9/7/09	1,900,000 a	1,900,000
Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	0.60	9/7/09	6,900,000 a	6,900,000

South Carolina--.9%
Charleston County School District,
GO Notes, TAN	2.00	4/1/10	7,000,000	7,063,662

Tennessee--1.1%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	0.50	9/7/09	9,380,000 a	9,380,000

Texas--7.9%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.50	9/7/09	4,195,000 a,b	4,195,000

Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	0.40	11/10/09	700,000	700,000
Harris County,
GO Notes, TAN	1.50	2/25/10	5,000,000	5,026,585
Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.35	12/10/09	20,000,000	20,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	0.42	9/7/09	2,900,000 a	2,900,000
Port of Port Arthur Navigation
District of Jefferson County,
Revenue, CP (BASF AG)	0.75	9/9/09	5,000,000	5,000,000
San Antonio,
Electric and Gas Systems
Revenue, CP (Liquidity
Facility: Bank of America and
State Street Bank and Trust
Co.)	0.40	12/7/09	10,000,000	10,000,000
Texas,
TRAN	2.50	8/31/10	5,000,000 c	5,102,250
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.41	9/7/09	4,915,000 a	4,915,000
University of Texas System Board
of Regents, Financing System
Revenue	0.18	9/7/09	7,100,000 a	7,100,000

Utah--1.9%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility: Bank of
America and Bank of Nova
Scotia)	0.40	11/18/09	8,000,000	8,000,000
Utah Housing Corporation,
SFMR (LOC; Royal Bank of
Canada)	0.50	10/1/09	7,515,000	7,515,000

Virginia--3.3%
Fredericksburg Economic
Development Authority, Revenue
(Student Housing and Economic
Development Project-Eagle
Village I) (LOC; Bank of
America)	0.32	9/7/09	15,000,000 a	15,000,000
Lynchburg Industrial Development
Authority, HR (Centra Health, Inc.)
(LOC; Branch Banking and Trust
Co.)	0.28	9/7/09	1,000,000 a	1,000,000
Lynchburg Industrial Development
Authority, HR (Centra Health,
Inc.) (LOC; Branch Banking and
Trust Co.)	0.28	9/7/09	11,550,000 a	11,550,000

Washington--1.3%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	0.80	9/1/09	10,600,000 a	10,600,000

West Virginia--.3%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank)	0.49	9/7/09	2,800,000 a	2,800,000

Wisconsin--1.3%
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	0.52	9/7/09	3,825,000 a	3,825,000
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program) (LOC; U.S.
Bank NA)	3.00	9/17/09	7,000,000	7,003,617

Wyoming--3.0%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)

(LOC; Royal Bank of Canada)	0.36	9/7/09	25,000,000 a	25,000,000

Total Investments (cost $842,983,932)			101.9%	842,983,932
Liabilities, Less Cash and Receivables			(1.9%)	(15,718,580)
Net Assets			100.0%	827,265,352

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $80,765,000 or 9.8% of net assets.
c	Purchased on a delayed delivery basis.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	842,983,932
Level 3 - Significant Unobservable Inputs	-
Total	842,983,932

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: Each fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program. the Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and

.015% except for Dreyfus Cash Management Plus, Inc., which was .015%, .022% and .023%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the funds without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)